Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party [Abstract]
Salaries and benefits	$ 656	$ 903	$ 2,145	$ 1,908
Share-based compensation	1,013	397	1,681	624
Compensation expense	$ 1,669	$ 1,300	$ 3,826	$ 2,532